LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS, NET
7.	LAND USE RIGHTS, NET

Land use rights, net consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Land use rights	30,287	30,287
Less: accumulated amortization	(3,022)	(3,630)

Land use rights, net	27,265	26,657

Amortization expenses for land use rights totaled RMB619, RMB609 and RMB608 for the years ended December 31, 2009, 2010 and 2011, respectively. Future amortization expenses are RMB608 per year for each of the next five years through December 31, 2016.